Segment Information - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Revenue, Major Customer [Line Items]
Percentage of company revenue	14.60%	13.70%
Minimum
Revenue, Major Customer [Line Items]
Percentage of company revenue		10.00%